Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$815,452.55

Principal:
Principal Collections	$11,839,808.73
Prepayments in Full	$4,271,243.60
Liquidation Proceeds	$80,928.30
Recoveries	$41,174.57
Sub Total	$16,233,155.20
Collections	$17,048,607.75

Purchase Amounts:
Purchase Amounts Related to Principal	$237,223.37
Purchase Amounts Related to Interest	$921.27
Sub Total	$238,144.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,286,752.39

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,286,752.39
Servicing Fee	$213,767.54	$213,767.54	$0.00	$0.00	$17,072,984.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,072,984.85
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,072,984.85
Interest - Class A-3 Notes	$159.62	$159.62	$0.00	$0.00	$17,072,825.23
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$16,925,786.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,925,786.73
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$16,858,312.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,858,312.98
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$16,808,327.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,808,327.15
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$16,745,187.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,745,187.15
Regular Principal Payment	$15,929,756.98	$15,929,756.98	$0.00	$0.00	$815,430.17
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$815,430.17
Residual Released to Depositor	$0.00	$815,430.17	$0.00	$0.00	$0.00
Total		$17,286,752.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,929,756.98
Total					$15,929,756.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$242,460.92	$0.51	$159.62	$0.00	$242,620.54	$0.51
Class A-4 Notes	$15,687,296.06	$114.69	$147,038.50	$1.08	$15,834,334.56	$115.77
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$15,929,756.98	$9.89	$327,797.70	$0.20	$16,257,554.68	$10.09

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$242,460.92	0.0005106	$0.00	0.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$121,092,703.94	0.8853100
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$247,512,460.92	0.1537278	$231,582,703.94	0.1438339

Pool Information
Weighted Average APR	3.945%	3.949%
Weighted Average Remaining Term	24.55	23.78
Number of Receivables Outstanding	25,680	24,925
Pool Balance	$256,521,050.76	$239,827,340.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$247,512,460.92	$231,582,703.94
Pool Factor	0.1558264	0.1456857

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$8,244,636.53
Targeted Overcollateralization Amount	$8,244,636.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,244,636.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$264,506.29
(Recoveries)		116	$41,174.57
Net Loss for Current Collection Period			$223,331.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0447%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3767%
Second Preceding Collection Period			1.0597%
Preceding Collection Period			0.4204%
Current Collection Period			1.0799%
Four Month Average (Current and Preceding Three Collection Periods)			0.7342%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,801	$10,571,597.91
(Cumulative Recoveries)			$1,672,766.24
Cumulative Net Loss for All Collection Periods			$8,898,831.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5406%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,201.96
Average Net Loss for Receivables that have experienced a Realized Loss			$1,853.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.20%	388	$5,265,502.62
61-90 Days Delinquent	0.19%	36	$447,056.57
91-120 Days Delinquent	0.06%	9	$136,752.64
Over 120 Days Delinquent	0.44%	56	$1,053,481.73
Total Delinquent Receivables	2.88%	489	$6,902,793.56

Repossession Inventory:
Repossessed in the Current Collection Period		13	$192,235.97
Total Repossessed Inventory		28	$432,650.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4647%
Preceding Collection Period			0.4556%
Current Collection Period			0.4052%
Three Month Average			0.4418%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer